Property, Plant and Equipment Disclosure: Schedule of future amortization of patent (Tables)	12 Months Ended
Sep. 30, 2020
Tables/Schedules
Schedule of future amortization of patent
Year Ending September 30,
2021	$408
2022	408
2023	408
2024	408
2025	408
Thereafter	3,368
$5,408